Long-Term Obligations and Other Short-Term Borrowings (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		12 Months Ended						0 Months Ended
	Sep. 24, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	May 12, 2011 Prior Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2011 4.00% Notes due 2015 [Member]	Dec. 31, 2010 4.625% Notes due 2020 [Member]	Jun. 30, 2011 4.625% Notes due 2020 [Member]	Jun. 30, 2011 5.50% Notes due 2013 [Member]	Jun. 30, 2011 5.65% Notes due 2012 [Member]	Jun. 30, 2011 5.80% Notes due 2016 [Member]	Jun. 30, 2011 5.85% Notes due 2017 [Member]	Jun. 30, 2011 6.00% Notes due 2017 [Member]	Feb. 15, 2011 6.75% Notes due 2011 [Member]	Jun. 30, 2011 6.75% Notes due 2011 [Member]	Sep. 24, 2010 6.75% Notes due 2011 [Member]	Jun. 30, 2011 7.80% Debentures due 2016 [Member]	Jun. 30, 2011 7.00% Debentures due 2026 [Member]	Jun. 30, 2011 Commercial Paper Program [Member]	Jun. 30, 2010 Commercial Paper Program [Member]	Jun. 30, 2011 Committed Receivables Sales Facility Program [Member]	Jun. 30, 2010 Committed Receivables Sales Facility Program [Member]	May 12, 2011 Revolving Credit Facility [Member]	Jun. 30, 2011 Revolving Credit Facility [Member]	Jun. 30, 2010 Revolving Credit Facility [Member]	Jun. 30, 2011 Short Term Credit Facilities [Member]	Jun. 30, 2010 Short Term Credit Facilities [Member]
Trade payables		$ 11,300,000,000
Aggregate purchase price of tender	1,100,000,000
Aggregate principal amount sold							500,000,000
Notes maturity date						Jun. 15, 2015	Dec. 15, 2020		Jun. 15, 2013	Jun. 15, 2012	Oct. 15, 2016	Dec. 15, 2017	Jun. 15, 2017		Feb. 15, 2011		Oct. 15, 2016	Oct. 15, 2026
Stated annual interest rate						4.00%	4.625%		5.50%	5.65%	5.80%	5.85%	6.00%		6.75%	6.75%	7.80%	7.00%
Use of proceeds to repay debt		228,600,000	1,485,500,000	301,400,000										219,700,000
Amount outstanding																			0	0	0	0		0	0
Maximum borrowing capacity					1,500,000,000														1,500,000,000	1,500,000,000	950,000,000		1,500,000,000			173,900,000	4,800,000
Expiration date of credit facility																							May 2016
Loss on extinguishment of debt	39,900,000	0	39,900,000	0
Early tender premium	66,400,000	0	66,400,000	0
Write-off of unamortized debt issuance costs	5,300,000
Fair value adjustment due to termination of interest rate swap	31,800,000
Cash distribution from CareFusion	1,400,000,000
Standby letters of credit		44,300,000	48,200,000
Consolidated interest coverage ratio		4-to-1
Consolidated leverage ratio		3.25-to-1
Other obligations consisting primarily of additional notes, loans and capital leases		$ 110,600,000	$ 6,100,000
Percent of principal amount required to offer to purchase notes								101.00%	101.00%	101.00%			101.00%